                             SUNAMERICA SERIES TRUST

          Supplement to the SAI dated May 1, 2006 and September 1, 2006

At a meeting on March 1, 2007, the Board of Trustees of SunAmerica Series Trust (the "Trust"), appointed Garrett F. Bouton as Trustee of the Trust. The section containing information about the Trustees and Officers of the Trust is supplemented to include the following disclosure:

INDEPENDENT TRUSTEES

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                              PRINCIPAL           IN FUND
                           POSITIONS    TERM OF OFFICE      OCCUPATION(S)         COMPLEX
   NAME, ADDRESS AND       HELD WITH     AND LENGTH OF      DURING PAST 5       OVERSEEN BY       OTHER DIRECTORSHIPS
     DATE OF BIRTH           TRUST       TIME SERVED            YEARS             TRUSTEE           HELD BY TRUSTEE
     -------------           -----       ------------           -----             -------           ---------------
GARRETT F. BOUTON           Trustee       March 2007      Retired (2003 -            59           Director, The LECG
DOB: October 19, 1944                                     Present); Managing                      Company (since November
                                                          Director and CEO,                       2006).
                                                          Barclays Global
                                                          Investors (1996 -
                                                               2003).

In the section containing information about the ownership of Portfolio shares of the Trust is supplemented to include the following disclosure:

INDEPENDENT TRUSTEES

                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                   SECURITIES IN ALL REGISTERED
                             DOLLAR RANGE OF EQUITY              INVESTMENT COMPANIES OVERSEEN BY
    NAME OF TRUSTEE         SECURITIES IN THE TRUST         TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
----------------------      -----------------------         -----------------------------------------
Garrett F. Bouton                      0                                        0


DATE:  MARCH 15, 2007